Derivatives and Hedge Accounting - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit derivatives:
Foreign currency translation gain (loss) adjustment related to net investment hedge relationships			$ 223
Reclassification into interest expense	$ 7		21
Amounts to be reclassified in the next 30 years	195		202
Amounts to be reclassified in the next twelve months			28
Fair value of hybrid securities			0	$ 121
Par value of hybrid securities	25		25	884
Currency Swap
Credit derivatives:
Foreign currency translation gain (loss) adjustment related to net investment hedge relationships	(1)	$ 2	9	8	$ (5)
Third Parties
Credit derivatives:
Collateral posted	254		255	317
Collateral obtained from third parties for derivative transactions	214		40	53
Total derivatives with related parties
Credit derivatives:
Collateral posted	855		1,518	803
Collateral obtained from third parties for derivative transactions	$ 338		$ 380	$ 770